Share-Based Payments - Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans (Detail) - Employee Saveshare Plans [Member] Option in Millions	Mar. 31, 2019 GBP (£) Option mo
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 2.54
Number of outstanding options | Option	189
Weighted average remaining contractual life | mo	34
2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 3.33
Number of outstanding options | Option	40
Weighted average remaining contractual life | mo	10
2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 3.05
Number of outstanding options | Option	34
Weighted average remaining contractual life | mo	22
2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 2.32
Number of outstanding options | Option	43
Weighted average remaining contractual life | mo	34
2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 2.43
Number of outstanding options | Option	29
Weighted average remaining contractual life | mo	46
2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 1.70
Number of outstanding options | Option	43
Weighted average remaining contractual life | mo	58
Bottom of Range [Member] | 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 3.19
Bottom of Range [Member] | 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	2.43
Bottom of Range [Member] | 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	1.70
Top of Range [Member] | 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.97
Top of Range [Member] | 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.76
Top of Range [Member] | 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.53
Top of Range [Member] | 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	2.43
Top of Range [Member] | 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 1.70